Net Income per Common Unit (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2013
Net Income per Common Unit
Common units issued (in shares)	147,600,000	147,600,000	147,600,000
Common units outstanding (in shares)	147,600,000	147,600,000	147,600,000
Net income subsequent to initial public offering (January 23, 2013 through June 30, 2013)	$ 339.2	$ 536.8	$ 536.8
Net income per common unit - basic (in dollars per share)	$ 2.30	$ 3.64	$ 3.64
Net income per common unit - diluted (in dollars per share)	$ 2.30	$ 3.64	$ 3.64
Weighted-average common units outstanding, basic (in shares)	147,600,000	147,600,000	147,600,000
Weighted-average common units outstanding, diluted (in shares)	147,600,000	147,600,000	147,600,000
CVR Refining LTIP
Net Income per Common Unit
Common units issued (in shares)	0	0	0
Common units outstanding (in shares)	0	0	0